CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows (Used In) Provided By Operating Activities:
Net (loss) income	$ (13,338)	$ 3,212
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of deferred financing costs	558	435
Amortization of intangible assets	1,465	1,465
Reduction in carrying amount of right-of-use assets	115	124
Depreciation and amortization of property, equipment and software	205	185
Stock-based compensation	811	546
Deferred income tax expense	6,132	82
Loss on early termination of line of credit	0	300
Derecognition of tax receivable agreement liability	(5,201)	0
Provision for credit losses/bad debt expense, net of recoveries	36	98
Changes in operating assets and liabilities:
Accounts receivable	30,884	(28,381)
Prepaid expenses and other assets	(394)	(524)
Accounts payable	(27,474)	27,326
Accrued liabilities and tax receivable agreement payable	(1,471)	(753)
Income taxes payable	65	(61)
Deferred revenues	595	497
Operating lease liability	(83)	(70)
Net cash (used in) provided by operating activities	(7,095)	4,481
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment	(17)	(137)
Net cash used in investing activities	(17)	(137)
Cash Flows Provided by (Used In) Financing Activities:
Payments on term loan	(373)	(491)
Proceeds from lines of credit	6,700	0
Payments on shares withheld for taxes	(551)	0
Payment of deferred financing costs	0	(442)
Proceeds from options exercised	92	0
Proceeds from warrants exercised	215	12
Distributions to holders of LLC Units	0	(1,988)
Net cash provided by (used in) financing activities	6,083	(2,909)
Net (decrease) increase in cash and cash equivalents	(1,029)	1,435
Cash and cash equivalents, beginning of the period	5,116	4,047
Cash and cash equivalents, end of the period	4,087	5,482
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes	263	349
Cash paid for interest	3,472	2,667
Non-cash Financing Activities:
Accrual of warrant redemption liability	$ 0	$ 3,540